Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	Reality Shares ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001573496
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
| REALITY SHARES DIVS ETF | REALITY SHARES DIVS ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVY
| REALITY SHARES DIVCON LEADERS DIVIDEND ETF | REALITY SHARES DIVCON LEADERS DIVIDEND ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEAD
| Reality Shares DIVCON Dividend Defender ETF | Reality Shares DIVCON Dividend Defender ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFND
| Reality Shares DIVCON Dividend Guard ETF | Reality Shares DIVCON Dividend Guard ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GARD
| Reality Shares NASDAQ-100 DIVS Index ETF | Reality Shares NASDAQ-100 DIVS Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQDV
| Reality Shares DIVS Index ETF | Reality Shares DIVS Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVS